4. Income taxes	12 Months Ended
Dec. 31, 2013
Income taxes

The Company is exempt from taxation in the British Virgin Islands (“BVI”).

On March 16, 2007, the PRC National People’s Congress passed the Enterprise Income Tax Law (“Income Tax Law”), which became effective January 1, 2008 and applies a unified income tax rate for foreign invested enterprises and domestic enterprise. The Income Tax Law is effective immediately for companies previously subject to higher taxation rates and provides a five-year transition period from its effective date for those enterprises which were established before the effective date of the new tax law and previously entitled to a preferential tax treatment.

On December 26, 2007, the State Council and on February 20, 2008 the Ministry of Finance issued implementation guidelines (“Guidelines”) setting out how the transition of tax rates will occur. The Guidelines state that those enterprises which enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. The applicable rates under such an agreements for such enterprises are 18%, 20%, 22%, 24% and 25% for 2009, 2010, 2011, 2012, 2013 and thereafter, respectively. In addition, foreign investment manufacturing enterprises which have not fully utilised any preferential tax treatments, such as tax holidays or reduced rates of taxation, will be able to continue to receive them during the transitional period. The Group has applied the applicable rates in relation to deferred tax balances.

Euro Tech (Far East) Limited, Euro Tech (China) Limited and ChinaH2O.com Limited provided for Hong Kong profits tax at a rate of 16.5% in year 2013 (2012 and 2011: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of the Company, provides for PRC Enterprise Income Tax at a rate of 25% (2012: 25%, 2011: 24%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2013, ETTS had an assessable loss carried forward of US$374,902 as agreed by the local tax authority to offset its profit for the forth coming years (2012: US$287,675). Such loss will expire in 5 years.

In accordance with the relevant income tax laws and regulations applicable to foreign investment enterprises in the PRC, Shanghai Euro Tech Limited (“SET”), a subsidiary of the Company, is exempt from the PRC Enterprise Income Tax for two years starting from 2008, after offsetting losses brought forward, if any, followed by a 50% reduction for the next three years thereafter. As of December 31, 2013, SET had an assessable loss carried forward of US$580,835 as agreed by the local tax authority to offset its profit for the forth coming years (2012: US$482,340). Such loss will expire in 5 years.

According to the relevant PRC tax rules and regulations, Shanghai Euro Tech Environmental Engineering Limited (“SETEE”) is exempt from the PRC Enterprise Income Tax for two years starting from 2007, after offsetting losses brought forward, if any, followed by a 50% reduction for the next three years thereafter. As of December 31, 2013, SETEE had an assessable loss carried forward of US$1,409,408 as agreed by the local tax authority to offset its profit for the forth coming years (2012: US$1,418,936). Such loss will expire in 5 years. Chongqing Euro Tech Rizhi Technology Co., Ltd, Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd and Guangzhou Euro Tech Environmental Equipment Co., Ltd provide for PRC Enterprise Income Tax at a rate of 25%, after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

According to the relevant PRC tax rules and regulations, Yixing Pact Environmental Technology Co., Ltd is registered in Shanghai as Foreign Owned Enterprise that are entitled to Enterprise Income Tax rate of 25% (2012 and 2011: 25%).

VIEs of the Group provide for PRC Enterprise Income Tax at a rate of 25% (2012 and 2011: 25% ), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately US$2.0 million at December 31, 2013 are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

(Loss)/profit before income taxes/(benefit):

	2013	2012	2011
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(157)	13	(1,204)

The provision for income taxes consists of:

	2013	2012	2011
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	47	117	(46)

Total current provision	47	117	(46)

Deferred tax benefit:
The PRC and Hong Kong	26	25	(17)

Total deferred provision	26	25	(17)

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2013	2012	2011
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(49)	31	(263)
Change in valuation allowances	124	166	33
Under-provision for income tax in prior years	-	-	(10)
Non-deductible expenses	(2)	(55)	177

Total provision for income tax at effective tax rate	73	142	(63)

The components of deferred tax assets are as follows:

	2013	2012
	US$’000	US$’000

Tax losses	230	977
Temporary differences	6	(24)
Less: Valuation allowances	-	(691)

Net deferred tax assets	236	262

ZHEJIANG TIANLAN
Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Tianlan Environmental Protection Technology Company Limited and Hangzhou Tianlan Environmental Protection Equipments Company Limited are classified as HNTE which enjoyed a preferential tax rate of 15%. Hangzhou Tianlan Environmental Engineering and Design Company Limited are subject to Enterprise Income Tax rate of 25%.

The provision for income taxes consists of:

	2013	2012	2011
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	2,217	3,218	8,912

Income taxes	2,217	3,218	8,912

Deferred tax benefit:	446	(784)	(993)

Total deferred taxes	446	(784)	(993)

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Income before income taxes	7,961	933	47,309

Computed tax using respective companies’statutory tax rates	1,194	140	7,096
Under/(over)-provision for income tax in prior years	(122)	1,358	512
Temporary differences	(445)	-	-
Tax effect on revenue not subject to tax	(242)	(56)	(652)
Tax effect on expenses not deductible for tax purposes	2,279	992	963

Total provision for income tax at effective tax rate	2,664	2,434	7,919

The components of deferred tax assets are as follows:

	2013	2012
	RMB’000	RMB’000

Tax losses	-	-
Allowance for doubtful debts	2,959	2,513

Net deferred tax assets	2,959	2,513

ZHEJIANG JIAHUAN
Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Jiahuan Electronic Company Limitedis classified as HNTE which enjoyed a preferential tax rate of 15%.

The provision for income taxes consists of:

		(Unaudited)	(Unaudited)
	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Income taxes	19	-	(280)

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

		(Unaudited)	(Unaudited)
	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Income before income taxes	2,327	1,535	(5,044)

Computed tax using respective companies’statutory tax rates	582	384	(1,261)
Tax effect on revenue not subject to tax	(20,983)	(20,291)	(1,964)
Tax effect on expenses not deductible for tax purposes	20,455	19,907	2,078
Others	(35)	-	867

Total provision for income tax at effective tax rate	19	-	(280)

No deferred tax assets or liabilities has been recognized in the financial statements as the Company did not have material temporary differences arising between the tax bases of assets and liabilities and their carrying amounts as at 31 December, 2013, and 2012.